Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 3,426,153	$ 3,165,914
Non-Depletable	1,980,209	2,118,876
Total	5,406,362	5,284,790
Gold interests [member] | Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,242,490	2,294,535
Non-Depletable	326,175	326,175
Total	2,568,665	2,620,710
Gold interests [member] | Sudbury [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	168,974	181,401
Non-Depletable	37,093	37,093
Total	206,067	218,494
Gold interests [member] | Constancia [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	44,064	48,761
Non-Depletable	3,524	3,523
Total	47,588	52,284
Gold interests [member] | San Dimas [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	40,594	46,440
Non-Depletable	78,777	78,778
Total	119,371	125,218
Gold interests [member] | Stillwater [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	183,046	184,568
Non-Depletable	19,634	19,634
Total	202,680	204,202
Gold interests [member] | Other gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	435,810	92,269
Non-Depletable	1,226,195	1,364,863
Total	1,662,005	1,457,132
Gold interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	311,175	317,940
Non-Depletable	13,109	13,108
Total	324,284	331,048
Gold interests [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	275,702	275,702
Total	275,702	275,702
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	3,032,723	942,880
Non-Depletable	2,733,095	598,861
Total	5,765,818	1,541,741
Silver interests [member] | Penasquito [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	185,656	206,866
Non-Depletable	0	0
Total	185,656	206,866
Silver interests [member] | Antamina [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,341,942	213,280
Non-Depletable	2,366,387	245,803
Total	4,708,329	459,083
Silver interests [member] | Constancia Silver [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	137,788	145,029
Non-Depletable	6,373	6,374
Total	144,161	151,403
Silver interests [member] | Other silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	201,815	210,203
Non-Depletable	360,335	346,684
Total	562,150	556,887
Silver interests [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	165,522	167,502
Non-Depletable	0	0
Total	165,522	167,502
Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	198,956	201,404
Non-Depletable	86,302	86,302
Total	285,258	287,706
Palladium interest [member] | Stillwater Palladium [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	198,956	201,404
Non-Depletable	7,488	7,488
Total	206,444	208,892
Palladium interest [member] | Platreef [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	78,814	78,814
Total	78,814	78,814
Platinum Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	67,035	67,035
Total	67,035	67,035
Platinum Interests [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	9,451	9,451
Total	9,451	9,451
Platinum Interests [member] | Platreef Platinum [Member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	0	0
Non-Depletable	57,584	57,584
Total	57,584	57,584
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	194,878	204,022
Non-Depletable	11,855	11,855
Total	206,733	215,877
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	6,852,710	4,514,220
Non-Depletable	4,878,496	2,882,929
Total	$ 11,731,206	$ 7,397,149